Operating Leases - Supplemental Disclosures (Details)	Dec. 31, 2023	Dec. 31, 2022
Supplemental disclosures about leases
Weighted average remaining lease term (in years)	5 years	5 years
Weighted average discount rate	4.28%	4.31%